25 SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenues		R$ 25,436,417	R$ 22,968,885	R$ 18,524,601
Cost of sales and/or services		17,263,264	16,105,657	13,596,141
Gross profit		8,173,153	6,863,228	4,928,460
General and administrative expenses		(2,853,870)	(2,757,711)	(2,230,948)
Depreciation		1,421,704	1,175,107	1,408,765
Proportionate EBITDA of joint ventures		510,072	568,045	538,170
Adjusted EBITDA		7,251,059	5,848,669	4,644,447
Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		10,950,701	11,353,437	8,706,466
Foreign Market [Member]
Disclosure of operating segments [line items]
Net revenues		14,485,716	11,615,448	9,818,135
Asia [Member]
Disclosure of operating segments [line items]
Net revenues		8,209,796	5,760,314	4,501,551
North America [Member]
Disclosure of operating segments [line items]
Net revenues		767,977	1,506,041	2,009,337
Latin America [Member]
Disclosure of operating segments [line items]
Net revenues		169,036	369,830	506,951
Europe [Member]
Disclosure of operating segments [line items]
Net revenues		5,336,861	3,921,035	2,762,524
Others [Member]
Disclosure of operating segments [line items]
Net revenues		2,046	58,228	37,772
Steel[Member]
Disclosure of operating segments [line items]
Metric tons (Thou.)	[1]	4,524,805	5,068,758	4,921,719
Net revenues		13,949,032	15,634,143	12,959,023
Cost of sales and/or services		12,962,861	12,613,216	10,537,547
Gross profit		986,171	3,020,927	2,421,476
General and administrative expenses		(834,977)	(984,980)	(963,822)
Depreciation		700,074	609,274	658,587
Adjusted EBITDA		851,268	2,645,221	2,116,241
Steel[Member] | Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		10,027,999	10,328,372	7,818,552
Steel[Member] | Foreign Market [Member]
Disclosure of operating segments [line items]
Net revenues		3,921,033	5,305,771	5,140,471
Steel[Member] | Asia [Member]
Disclosure of operating segments [line items]
Net revenues		2,980	40,681	23,364
Steel[Member] | North America [Member]
Disclosure of operating segments [line items]
Net revenues		767,977	1,506,041	2,009,337
Steel[Member] | Latin America [Member]
Disclosure of operating segments [line items]
Net revenues		169,036	369,830	506,951
Steel[Member] | Europe [Member]
Disclosure of operating segments [line items]
Net revenues		2,978,994	3,330,991	2,564,823
Steel[Member] | Others [Member]
Disclosure of operating segments [line items]
Net revenues		2,046	58,228	35,996
Mining [Member]
Disclosure of operating segments [line items]
Metric tons (Thou.)	[1]	38,545,067	34,780,756	32,576,843
Net revenues		10,027,649	5,984,781	4,620,971
Cost of sales and/or services		4,396,247	3,585,691	3,005,840
Gross profit		5,631,402	2,399,090	1,615,131
General and administrative expenses		(186,189)	(144,754)	(158,958)
Depreciation		476,374	366,547	490,805
Adjusted EBITDA		5,921,587	2,620,883	1,946,978
Mining [Member] | Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		926,836	972,360	829,268
Mining [Member] | Foreign Market [Member]
Disclosure of operating segments [line items]
Net revenues		9,100,813	5,012,421	3,791,703
Mining [Member] | Asia [Member]
Disclosure of operating segments [line items]
Net revenues		6,742,946	4,422,377	3,592,226
Mining [Member] | Europe [Member]
Disclosure of operating segments [line items]
Net revenues		2,357,867	590,044	197,701
Mining [Member] | Others [Member]
Disclosure of operating segments [line items]
Net revenues				1,776
Logistics [Member] | Port [Member]
Disclosure of operating segments [line items]
Net revenues		240,451	266,378	238,240
Cost of sales and/or services		173,344	189,999	156,997
Gross profit		67,107	76,379	81,243
General and administrative expenses		(34,560)	(35,423)	(27,943)
Depreciation		30,568	20,368	15,752
Adjusted EBITDA		63,115	61,324	69,052
Logistics [Member] | Port [Member] | Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		240,451	266,378	238,240
Logistics [Member] | Railroads [Member]
Disclosure of operating segments [line items]
Net revenues		1,321,355	1,506,114	1,416,612
Cost of sales and/or services		1,030,210	1,049,071	1,024,696
Gross profit		291,145	457,043	391,916
General and administrative expenses		(109,770)	(106,412)	(94,921)
Depreciation		387,565	258,985	294,571
Adjusted EBITDA		568,940	609,616	591,566
Logistics [Member] | Railroads [Member] | Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		1,321,355	1,506,114	1,416,612
Energy [Member]
Disclosure of operating segments [line items]
Net revenues		325,343	410,606	407,671
Cost of sales and/or services		266,754	286,734	285,085
Gross profit		58,589	123,872	122,586
General and administrative expenses		(29,034)	(27,948)	(27,098)
Depreciation		17,471	17,285	17,265
Adjusted EBITDA		47,026	113,209	112,753
Energy [Member] | Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		325,343	410,606	407,671
Cement [Member]
Disclosure of operating segments [line items]
Net revenues		570,805	588,230	487,129
Cost of sales and/or services		607,719	544,266	512,762
Gross profit		(36,914)	43,964	(25,633)
General and administrative expenses		(91,466)	(95,893)	(80,823)
Depreciation		139,667	115,411	121,801
Adjusted EBITDA		11,287	63,482	15,345
Cement [Member] | Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		570,805	588,230	487,129
Corporate expenses/elimination [Member]
Disclosure of operating segments [line items]
Metric tons (Thou.)	[1]	(3,258,923)	(4,961,345)	(5,359,571)
Net revenues		(998,218)	(1,421,367)	(1,605,045)
Cost of sales and/or services		(2,173,871)	(2,163,320)	(1,926,786)
Gross profit		1,175,653	741,953	321,741
General and administrative expenses		(1,567,874)	(1,362,301)	(877,383)
Depreciation		(330,015)	(212,763)	(190,016)
Proportionate EBITDA of joint ventures		510,072	568,045	538,170
Adjusted EBITDA		(212,164)	(265,066)	(207,488)
Corporate expenses/elimination [Member] | Domestic Market [Member]
Disclosure of operating segments [line items]
Net revenues		(2,462,088)	(2,718,623)	(2,491,006)
Corporate expenses/elimination [Member] | Foreign Market [Member]
Disclosure of operating segments [line items]
Net revenues		1,463,870	1,297,256	885,961
Corporate expenses/elimination [Member] | Asia [Member]
Disclosure of operating segments [line items]
Net revenues		R$ 1,463,870	R$ 1,297,256	R$ 885,961

[1]	The ore sales volumes presented in this note take into consideration Company sales and the interest in its subsidiaries and joint ventures.